Commitments - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended
	May 04, 2021	Mar. 31, 2021	Dec. 31, 2020
Commitment And Contingencies [Line Items]
Deferred fee per unit price (in Dollars per share)			$ 0.35
Deferred fee amount			$ 16,100,000
Agreement, description			Pursuant to the Merger Agreement, the aggregate merger consideration payable to the stockholders of HydraFacial will be paid in a combination of stock and cash equal to $975,000,000, subject to adjustments, (the “Merger Consideration”). The cash consideration will be an amount equal to the Company’s cash and cash equivalents as of the Closing (including proceeds in connection with the Private Placement and the funds in the Company’s Trust Account), minus HydraFacial’s outstanding indebtedness at the closing, minus transaction expenses of HydraFacial and the Company, minus $100,000,000. However, cash consideration, together with certain contractual fee payments, will be subject to a maximum of 60% of the aggregate Merger Consideration. The remainder of the Merger Consideration will be paid in a number of shares of newly issued Class A common stock of the Company (“Company Common Stock”) valued at $10.00 per share.
Payment of common stock			$ 75,000,000
Business acquisition, percentage of voting interests			50.00%
Proceeds from issuance of private placement			$ 14,000,000
Proceeds from issuance of stock			$ 25,000
Class A Common Stock
Commitment And Contingencies [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Exercise of right to redeem shares for cash			46,000,000
Common stock, shares outstanding		0	0
Class B Common Stock
Commitment And Contingencies [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Stock issued during period shares new shares			11,500,000
Common stock, shares outstanding		11,500,000	11,500,000
Subsequent Event [Member] | Class A Common Stock
Commitment And Contingencies [Line Items]
Common stock conversion basis	one-for-one
Exercise of right to redeem shares for cash	2,672,690
Redemption price per share	$ 10.00
Payments for repurchase of stock	$ 26,737,737
Common stock, shares outstanding	125,329,053
Subsequent Event [Member] | Class A Common Stock | PIPE Subscription Agreement [Member] | PIPE Investor [Member]
Commitment And Contingencies [Line Items]
Share price	$ 10.00
Subsequent Event [Member] | Class A Common Stock | Merger Agreement [Member]
Commitment And Contingencies [Line Items]
Exercise of right to redeem shares for cash	2,672,690
Redemption price per share	$ 10.00
Payments for repurchase of stock	$ 26,737,737
Subsequent Event [Member] | Class B Common Stock
Commitment And Contingencies [Line Items]
Common stock conversion basis	one-for-one
Subsequent Event [Member] | PIPE Shares [Member] | PIPE Investment [Member]
Commitment And Contingencies [Line Items]
Proceeds from issuance of stock	$ 350,000,000
Subsequent Event [Member] | PIPE Shares [Member] | PIPE Subscription Agreement [Member] | PIPE Investor [Member]
Commitment And Contingencies [Line Items]
Stock issued during period shares new shares	35,000,000
Subsequent Event [Member] | Hydra Facial [Member]
Commitment And Contingencies [Line Items]
Agreement, description	Pursuant to the terms of the Merger Agreement and customary adjustments set forth therein, the aggregate merger consideration paid to the HydraFacial Stockholders in connection with the Business Combination was approximately $975,000,000 less HydraFacial’s net indebtedness as of the Closing Date, and subject to further adjustments for transaction expenses, and net working capital relative to a target. The merger consideration included both cash consideration and consideration in the form of newly issued Class A Stock.
Business acquisition, description	(a) the merger of Merger Sub I with and into HydraFacial, with HydraFacial continuing as the surviving corporation (the “First Merger”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of HydraFacial with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).	(a) the merger of Merger Sub I with and into HydraFacial, with HydraFacial continuing as the surviving corporation (the “First Merger”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of HydraFacial with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).
Business acquisition, percentage of voting interests	100.00%
Aggregate merger consideration	$ 975,000,000
Aggregate cash consideration	368,000,000
Proceeds from issuance of private placement	350,000,000
Cash available in trust account	433,000,000
Amount used to repay of indebtedness	224,000,000
Transaction expenses of Hydrafacial	94,000,000
Other expenses amount	$ 100,000,000
Subsequent Event [Member] | Hydra Facial [Member] | Class A Common Stock
Commitment And Contingencies [Line Items]
Stock consideration	35,501,743
Subsequent Event [Member] | Hydra Facial [Member] | Earn Out Shares of Class A Common Stock [Member] | Merger Agreement [Member]
Commitment And Contingencies [Line Items]
Increase in foregoing consideration payment	$ 75,000,000
Subsequent Event [Member] | Hydra Facial [Member] | Private Placement [Member] | Class A Common Stock
Commitment And Contingencies [Line Items]
Stock issued during period shares new shares	35,000,000
Subsequent Event [Member] | HydraFacial And Subsidiaries [Member]
Commitment And Contingencies [Line Items]
Business acquisition, percentage of voting interests	100.00%
Subsequent Event [Member] | HydraFacial And Subsidiaries [Member] | Class A Common Stock
Commitment And Contingencies [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001